Revenues, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Time charter revenue	$ 105,767	$ 118,593	$ 142,461
Voyage charter revenue	0	0	914
Ballast bonus	2,720	9,901	13,375
Other income	5,472	3,881	3,150
Total	$ 113,959	$ 132,375	$ 159,900